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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07398

Invesco Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris       1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Pennsylvania Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-PAVMI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–159.13%(a)

Pennsylvania–151.37%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$3,000	$3,116,670
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2008, University RB (b)(c)	5.00%	03/01/2018	1,165	1,221,468
Series 2011 A, University RB (b)(c)	5.50%	03/01/2021	1,600	1,838,000
Series 2013 A, University RB	5.00%	03/01/2033	1,600	1,723,408
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB (b)(c)	6.00%	10/15/2018	1,000	1,088,930
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/2025	690	641,900
Series 2005 A, RB	5.13%	04/01/2035	1,645	1,472,966
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	2,750	2,985,620
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,215	1,295,542
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/2031	455	455,100
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB (d)	5.00%	12/01/2045	7,880	8,507,957
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2006 A, Ref. PCR (b)	3.50%	06/01/2020	1,000	479,360
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (b)	4.38%	07/01/2022	1,955	1,804,074
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/2018	770	368,784
Beaver (County of); Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/2017	240	250,730
Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/2017	4,695	4,904,913
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (e)	6.13%	11/01/2034	1,255	1,262,015
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,719,730
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2030	1,575	1,745,683
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2031	1,575	1,740,249
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (b)(c)	5.25%	01/15/2020	3,000	3,334,050
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,200	2,201,034
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	3,952,332
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB (b)(c)	6.25%	11/15/2021	1,670	2,011,315
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,084,500
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	974,232
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	2,425	2,478,617
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,141,040
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (f)	5.00%	08/15/2030	2,650	2,849,068
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/2023	1,775	1,925,839
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2051	2,340	2,271,110
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2030	1,600	1,677,760
Series 2010, RB	6.00%	01/01/2040	2,885	3,012,488
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	1,850	1,960,630
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (b)(c)	5.00%	01/01/2017	2,000	2,007,040
Series 2007, RB (b)(c)	5.00%	01/01/2017	3,000	3,010,560
Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,000,272

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	$2,000	$2,079,240
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	635	676,091
Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	445	473,796
Series 2015-2, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	860	915,952
Series 2015-2, Limited Tax GO Notes	5.00%	08/15/2032	60	63,023
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009, Health System RB	5.75%	06/01/2020	2,220	2,433,275
Series 2009, Ref. Health System RB (b)(c)	5.75%	06/01/2019	3,255	3,599,639
Series 2016 A, Ref. Health System RB	5.00%	06/01/2035	1,145	1,263,347
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (f)	5.38%	04/01/2034	1,000	1,074,850
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-AGC) (f)	5.75%	07/01/2023	360	360,835
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2019	1,875	1,903,031
Series 2010, RB	5.00%	06/01/2023	975	983,424
Series 2010, RB	5.00%	06/01/2024	1,755	1,768,654
Series 2010, RB	5.00%	06/01/2025	750	755,070
Delaware (County of) Authority (Neumann College); Series 2008, College RB (b)(c)	6.25%	10/01/2018	325	354,803
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	850,964
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,571,252
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,401,026
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,398,141
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2040	2,000	2,162,440
Series 2013, RB	5.00%	01/01/2031	1,000	1,099,970
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2017	4,375	4,492,687
Series 2002, RB	5.75%	07/01/2032	2,500	2,952,450
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (f)	5.00%	07/01/2024	3,025	3,370,697
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/2035	750	774,173
Series 2013, RB	5.00%	07/01/2045	2,020	2,065,410
Series 2014, RB	5.00%	07/01/2039	750	770,318
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2030	790	871,844
Series 2016, Ref. RB	5.00%	12/01/2039	1,780	1,899,580
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/2038	1,000	1,016,960
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (g)(h)	0.55%	06/01/2037	2,300	2,300,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,980	3,236,816
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	3,730	3,758,087
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/2041	1,500	1,611,075
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB (b)(c)	5.00%	04/15/2018	3,430	3,613,093
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/2040	1,390	1,405,429
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB (b)(c)	5.00%	01/01/2022	2,000	2,297,100
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	2,300	2,396,025
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	860,705
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	1,965	2,133,224
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/2030	1,000	1,117,650

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	$2,675	$2,781,037
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (b)(c)	5.00%	07/01/2018	1,000	1,070,150
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,579,630
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	3,750	4,071,937
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.25%	01/01/2043	3,000	3,011,430
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	3,600	3,903,768
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,594,247
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,619,624
Series 2012, Ref. RB	5.00%	11/15/2028	500	543,665
Series 2016, Ref. RB	5.00%	11/15/2036	2,000	2,134,120
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	3,150	3,300,381
Montgomery (County of) Industrial Development Authority (Foulkeways at Gwynedd); Series 2016, Ref. RB	5.00%	12/01/2046	1,365	1,414,099
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	3,905	4,345,953
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB (b)(c)	7.00%	02/01/2018	1,500	1,603,305
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB (b)(c)	5.00%	05/15/2019	2,000	2,174,800
Series 2009, Higher Education RB (b)(c)	5.50%	05/15/2019	4,000	4,397,800
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB (b)(c)	5.50%	08/15/2018	2,000	2,144,160
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016 A, Ref. Hospital RB	5.00%	08/15/2046	2,350	2,488,861
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	740	754,038
Series 2012, RB	5.00%	07/01/2036	1,000	1,018,480
Northeastern York School District; Series 2007 B, Limited Tax GO Bonds (b)(c)	5.00%	04/01/2017	1,000	1,014,110
Series 2007 B, Limited Tax GO Bonds (b)(c)	5.00%	04/01/2017	2,000	2,028,220
Pennsylvania (Commonwealth of); First Series 2013, Unlimited Tax GO Bonds (d)	5.00%	04/01/2028	15,000	16,730,250
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	1,750	1,895,827
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (e)	5.00%	11/01/2041	3,830	4,003,269
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (e)	5.00%	12/01/2034	2,000	2,107,320
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(i)	5.50%	11/01/2044	2,365	2,500,018
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (e)	5.00%	12/31/2034	4,400	4,562,624
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/2018	1,000	1,019,060
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	2,000	2,137,440
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,647,179
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.55%	05/01/2032	3,500	3,500,000
Series 2016, Ref. RB	5.00%	05/01/2035	1,290	1,412,640

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB (b)(c)	5.88%	07/01/2018	$2,750	$2,948,192
Series 2010, RB (b)(c)	6.00%	07/01/2020	1,000	1,150,850
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,433,179

Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/2035	2,150	2,219,273
Series 2012, RB	5.00%	10/01/2044	1,000	1,024,970
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,436,150
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,596,291
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,631,739

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2010, RB	5.00%	03/01/2040	1,000	1,054,690
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,422,765
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/2042	2,320	2,367,374
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (d)	5.00%	06/15/2021	12,135	13,128,978

Pennsylvania (State of) Turnpike Commission; Series 2008 A-1, RB (b)(c)(d)	5.00%	06/01/2018	12,995	13,737,534
Series 2009 C, Sub. RB (INS-AGM) (f)	6.25%	06/01/2033	5,840	7,144,714
Series 2009 E, Sub. Conv. CAB RB (j)	6.38%	12/01/2038	720	848,578
Series 2010 A-1, Motor License Fund Special RB	5.00%	12/01/2038	1,000	1,073,940
Series 2011 B, Sub. Motor License Fund Special RB (d)	5.00%	12/01/2041	11,000	11,808,610
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,648,170
Subseries 2010 A-2, Sub. Motor License Fund Special RB	5.50%	12/01/2034	1,695	1,882,009
Subseries 2010 A-2, Sub. Motor License Fund Special RB (b)(c)	5.50%	12/01/2020	370	424,571
Subseries 2010 B-2, Sub. Motor License Fund Special RB (b)(c)	5.00%	12/01/2020	695	784,106
Subseries 2010 B-2, Sub. Motor License Fund Special RB	5.00%	12/01/2030	1,180	1,276,666
Subseries 2010 B-2, Sub. RB	5.13%	12/01/2035	1,500	1,628,175

Pennsylvania State University; Series 2016 A, RB (d)	5.00%	09/01/2035	1,590	1,798,179
Series 2016 A, RB (d)	5.00%	09/01/2041	8,225	9,214,879
Philadelphia (City of) (1998 General Ordinance); Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2033	1,000	1,098,530
Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2034	560	614,695
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (d)	5.00%	07/01/2042	6,000	6,683,700
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,175,500
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/2020	4,995	5,551,693
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	1,915	2,074,998

Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.88%	04/01/2032	450	433,463
Series 2012, RB	6.25%	04/01/2037	500	488,155
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,521,937
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,064,100
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	2,815	2,837,098

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	$2,360	$2,265,624
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	1,660	1,775,669
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,250	1,356,250
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/2033	3,055	3,167,149
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (f)	5.25%	02/15/2029	1,645	1,650,856
Philadelphia (City of); Ninth Series 2010, Gas Works RB (b)(c)	5.00%	08/01/2020	1,500	1,677,885
Ninth Series 2010, Gas Works RB (b)(c)	5.25%	08/01/2020	1,400	1,576,834
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	2,210	2,410,049
Series 2007 A, Airport RB (INS-AGM) (e)(f)	5.00%	06/15/2037	3,000	3,044,400
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (f)	5.25%	12/15/2025	3,500	3,744,720
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (f)	5.50%	08/01/2024	1,500	1,647,795
Series 2009 A, Water & Wastewater RB (b)(c)	5.25%	01/01/2019	1,500	1,620,885
Series 2010 C, Water & Wastewater RB (INS-AGM) (f)	5.00%	08/01/2035	2,750	2,984,080
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	2,000	2,267,640
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/2034	1,000	1,113,470
Twelfth Series 1990 B, Gas Works RB (c)	7.00%	05/15/2020	1,580	1,749,645
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	3,160	3,471,892
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,128,683
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (f)	5.00%	06/01/2025	1,965	2,141,575
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (f)	5.13%	09/01/2023	2,500	2,650,900
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (f)	5.00%	02/01/2031	3,235	3,528,738
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (f)	5.00%	02/01/2035	1,000	1,082,930
Pittsburgh (City of) Water & Sewer Authority; Series 2008 D1, First Lien RB (INS-AGM) (f)	5.00%	09/01/2024	2,000	2,116,420
Series 2008 D1, First Lien RB (INS-AGM) (f)	5.00%	09/01/2025	3,000	3,172,500
Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	1,250	1,381,350
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB (d)	5.00%	06/01/2044	11,820	12,730,376
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/2029	2,480	2,718,601
State Public School Building Authority (Harrisburg School District); Series 2009, RB (b)(c)	5.00%	05/15/2019	420	456,498
Series 2009, RB (b)(c)	5.00%	05/15/2019	415	450,748
Series 2009, RB (b)(c)	5.00%	05/15/2019	1,665	1,808,423
Series 2016 A, Ref. RB (INS-AGM) (f)	5.00%	12/01/2033	2,425	2,658,940
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/2032	1,500	1,561,485
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (e)	5.00%	01/01/2027	4,415	4,706,478
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	3,000	3,407,010
University of Pittsburgh - of the Commonwealth System of Higher Education (University Capital); Series 2000 B, Ref. RB (d)	5.25%	09/15/2034	10,000	10,874,800
Series 2005 A, RB (d)(k)	5.25%	09/15/2030	10,000	10,913,100
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2036	1,700	1,833,416
Series 2010, College RB	5.25%	11/01/2030	1,500	1,634,010
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	445	445,027
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (b)(c)	5.13%	10/01/2018	1,500	1,607,850
Series 2009, Limited Tax GO Bonds (b)(c)	5.50%	10/01/2018	500	539,345

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/2031	$2,250	$2,482,110
Series 2013, RB	5.00%	08/15/2037	2,000	2,169,180
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	2,650	2,858,025
Wilkes-Barre (City of) Finance Authority (Wilkes University); Series 2007, Ref. RB (b)(c)	5.00%	03/01/2017	1,790	1,807,954
Series 2007, Ref. RB	5.00%	03/01/2037	1,210	1,222,669
				492,999,009

Guam–5.53%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	1,250	1,402,663
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	1,065	1,198,966
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	2,410	2,663,580
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.25%	10/01/2034	1,500	1,735,950
Series 2013 C, General RB (INS-AGM) (e)(f)	6.00%	10/01/2034	1,550	1,743,579
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	1,285	1,372,637
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,768,765
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,000	3,170,490
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	1,055	1,151,174
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,700	1,788,077
				17,995,881

Virgin Islands–2.23%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	970	1,045,786
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,425	2,444,715
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	1,415,639
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (i)	5.00%	09/01/2030	2,230	2,371,717
				7,277,857
TOTAL INVESTMENTS(l)–159.13% (Cost $497,611,234)				518,272,747
FLOATING RATE NOTE OBLIGATIONS–(21.88)%
Notes with interest and fee rates ranging from 1.10% to 1.37% at 11/30/2016 and contractual maturities of collateral ranging from 06/15/2021 to 12/01/2045 (See Note 1D)(m)				(71,270,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.95)%				(130,097,539)
OTHER ASSETS LESS LIABILITIES–2.70%				8,777,514
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$325,682,722

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
GO	—General Obligation
Gtd.	—Guaranteed
INS	—Insurer
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(e)	Security subject to the alternative minimum tax.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $8,038,884, which represented 2.47% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.2%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $116,128,363 are held by TOB Trusts and serve as collateral for the $71,270,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $71,140,424 and $57,481,046, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,040,933
Aggregate unrealized (depreciation) of investment securities	(6,224,912)
Net unrealized appreciation of investment securities	$20,816,021
Cost of investments for tax purposes is $497,456,726.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.